Virtus DFA 2035 Target Date Retirement Income Fund
Virtus DFA 2035 Target Date Retirement Income Fund

 Virtus Retirement Trust

Supplement dated June 7, 2017 to the Summary Prospectuses, and the

Virtus Retirement Trust Statutory Prospectus, each dated April 10, 2017

Important Notice to Investors

The information below corrects certain information relating to Class R6 Shares currently appearing in the funds’ prospectuses.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virtus DFA 2035 Target Date Retirement Income Fund Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	none
Other Expenses	5.94%
Acquired Fund Fees and Expenses	0.22%
Total Annual Fund Operating Expenses	6.46%
Less: Fee Waiver and/or Expense Reimbursement	(5.84%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.62%	[1]
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:
Expense Example	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus DFA 2035 Target Date Retirement Income Fund | Class R6 | USD ($)	Sold	63	1,392	2,683	5,748

Expense Example, No Redemption	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus DFA 2035 Target Date Retirement Income Fund | Class R6 | USD ($)	Held	63	1,392	2,683	5,748